Environmental Rehabilitation Provision (Narrative) (Details) - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
	Nov. 01, 2018	Dec. 31, 2017	Dec. 31, 2018
Statement Line Items [Line Items]
Estimated environmental rehabilitation provision		$ 65,402	$ 61,107
Estimated cash flows at present day cost		$ 73,301	$ 71,146
Projected inflation rate		2.00%	2.00%
Market risk-free interest rate		2.58%	3.13%
Restricted cash deposits	$ 10,000		$ 24,143
Letter of credit	65,000
Acquisition Agreement [Member]
Statement Line Items [Line Items]
Letter of credit	13,400
Future contribution to trust fund through 1 to 8 mine year	$ 2,000